Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
                      --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    ------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                ----------------
                         (Registrant's Telephone Number)

                                   December 31
                                 ---------------
                             Date of Fiscal Year End

                                 March 31, 2007
                              --------------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS




WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (unaudited)

Face                                                                  Coupon        Maturity         Market        Current
Amount            Description                                          Rate           Date            Price         Yield
----------------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - 2.4%

$    335,000      Credit-Based Asset Servicing and Securities,
                   Series 2005-CB7 AF2                                 5.147%         11/25/35     $333,326         5.2%
     405,000      Structured Asset Securities Corp.,
                   Series 2004-23XS 1A4                                4.930%         01/25/35      399,476         5.0%
                                                                                                  ----------
Total Asset Backed Securities (Identified Cost, $732,070)                                          $732,802
                                                                                                  ----------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%

$    340,000      Citigroup Commercial Mortgage Trust,
                   Series 2004-C2 A5                                   4.733%         10/15/41    $ 328,351         4.9%
     440,000      CS First Boston Mortgage Securities Corp.
                   Series 2003-C3 A5                                   3.936%         05/15/38      411,624         4.2%
     565,000      JP Morgan Chase Commercial Mortgage Securities,
                  Series 2004-C3 A5                                    4.878%         01/15/42      549,689         5.0%
     335,000      Lehman Brothers UBS 2006 C6 A4                       5.372%         09/15/39      335,151         5.4%
     278,418      Salomon Brothers Mortage Securities VII,
                   Series 2002-KEY2 A2                                 4.467%         03/18/36      273,209         4.6%
     420,000      Merrill Lynch/Countrywide Commercial Mortgage Trust,
                   Series 2006-2 A4                                    5.910%         06/12/46      438,072         5.7%
     425,000      Merrill Lynch Mortgage, Series 2005-LC1 A4           5.291%         01/12/44      423,440         5.3%
                                                                                                  ----------
Total Commercial Mortgage-Backed Securities (Identified Cost, $2,756,057)                        $2,759,536
                                                                                                  ----------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 0.9%

$    308,223      First Horizon Alternative Mortgage Securities,
                  Series 2005-AA10 1A2                                 5.778%         12/25/35     $305,816         5.8%
                                                                                                  ----------
Total Non-Agency Mortgage-Backed Securities (Identified Cost, $308,224)                            $305,816
                                                                                                  ----------



CORPORATE BONDS - 19.2%

AUTO - 0.5%
-----------
$    145,000      DaimlerChrysler North America Holding Co.            7.200%         09/01/09     $151,439         6.9%

BANKS & MISC.FINANCIAL - 2.7%
-----------------------------
$    305,000      HSBC Finance Corp.                                   4.125%         11/16/09     $297,943         4.2%
     200,000      Royal Bank of Scotland Group PLC                     7.648%         08/29/49      232,127         6.6%
     290,000      Wachovia Capital Trust III                           5.800%         03/15/42      293,715         5.7%

BUILDING-RESIDENTIAL/COMMERCIAL - 0.5%
--------------------------------------
$    145,000      Centex Corp.                                         7.875%         02/01/11     $153,989         7.4%

CABLE TV - 0.3%
---------------
$    100,000      Comcast Cable Comm Holdings                          5.875%         02/15/18     $100,470         5.9%

COMMUNICATIONS EQUIPMENT - 0.4%
-------------------------------
$    140,000      Harris Corp.                                         5.000%         10/01/15     $133,248         5.3%

DIVERSIFIED FINANCIALS - 4.3%
-----------------------------
$    225,000      Countrywide Home Loans                               6.250%         04/15/09     $229,242         6.1%
     290,000      General Electric Capital Corp.                       5.875%         02/15/12      299,722         5.7%
     240,000      Goldman Sachs Group, Inc.                            6.450%         05/01/36      244,596         6.3%
     265,000      International Lease Finance Corp.                    5.875%         05/01/13      274,053         5.7%
     270,000      JP Morgan Capital XVlll                              6.950%         08/17/36      282,307         6.7%

ELECTRIC UTILITIES - 0.7%
--------------------------
$    130,000      American Electric Power                              5.250%         06/01/15     $128,086         5.3%
      90,000      Dominion Resources, Inc.                             6.300%         03/15/33       91,782         6.2%

FOOD - RETAIL - 0.4%
---------------------
$    110,000      Safeway, Inc.                                        5.800%         08/15/12      $111,539         5.7%

INFORMATION TECHNOLOGY - 1.6%
-----------------------------
$    260,000      Cisco Systems, Inc.                                  5.500%         02/22/16      $262,255         5.5%
     225,000      Oracle Corp.                                         5.000%         01/15/11       224,363         5.0%

INSURANCE - 1.7%
-----------------
$    130,000      Fund American Cos., Inc                              5.875%         05/15/13      $130,203         5.9%
     155,000      Partnerre Finance                                    6.440%         12/01/66       153,504         6.5%
     240,000      St. Paul Travelers                                   5.500%         12/01/15       241,259         5.5%

MEDICAL - 0.5%
--------------
$    170,000      Hospira, Inc.                                        4.950%         06/15/09      $168,255         5.0%

OIL & GAS - 0.9%
----------------
$    150,000      Oneok, Inc.                                          5.510%         02/16/08      $150,271         5.5%
     115,000      Sempra Energy                                        6.000%         02/01/13       118,544         5.8%

PIPELINES - 0.5%
-------------------
$    140,000      Duke Capital Corp.                                   7.500%         10/01/09      $147,380         7.1%

RETAIL - 0.9%
--------------------
$    145,000      Autozone, Inc.                                       4.375%         06/01/13      $136,022         4.7%
     120,000      TJX Cos., Inc.                                       7.450%         12/15/09       126,930         7.0%

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.6%
-----------------------------------------
$    170,000      Applied Material, Inc.                               7.125%         10/15/17      $187,388         6.5%

TELECOMMUNICATIONS - 2.7%
---------------------------
$    135,000      AT&T Wireless Services, Inc.                         7.875%         03/01/11      $147,844         7.2%
      70,000      British Telecom PLC                                  9.125%         12/15/30        96,388         6.6%
     150,000      Deutsche Telekom International Finance               8.000%         06/15/10       162,717         7.4%
     140,000      France Telecom SA                                    7.750%         03/01/11       152,656         7.1%
     220,000      Verizon Global Funding Corp.                         7.750%         12/01/30       255,744         6.7%
                                                                                                  ----------
 Total Corporate Bonds (identified cost. $5,875,182)                                             $ 5,885,981
                                                                                                  ----------



GOVERNMENT INTERESTS - 66.8%

MORTGAGE-BACKED SECURITIES
------------------------------
$     47,129      FHLMC/FGLMC Pool #C27663                             7.000%       06/01/29       $ 49,059         6.7%
     450,000      FHLMC GOLD Pool #A58218                              6.500%       03/01/37        459,052         6.4%
     151,212      FHLMC GOLD Pool #M30297                              4.000%       09/01/18        143,707         4.2%
     799,315      FHLMC GOLD Pool #A35363                              5.000%       07/01/35        773,527         5.2%
     250,738      FHLMC GOLD Pool #A32600                              5.500%       05/01/35        248,442         5.6%
     184,061      FHLMC GOLD Pool #C47318                              7.000%       09/01/29        193,631         6.7%
     653,623      FHLMC GOLD Pool #C55780                              6.000%       01/01/29        664,102         5.9%


     146,998      FHLMC GOLD Pool #D66753                              6.000%       10/01/23        148,347         6.0%
      21,811      FHLMC GOLD Pool #E00903                              7.000%       10/01/15         22,535         6.8%
     307,931      FHLMC GOLD Pool #E01425                              4.500%       08/01/18        299,066         4.6%
     457,192      FHLMC GOLD Pool #G01035                              6.000%       05/01/29        464,395         5.9%
     187,166      FHLMC GOLD Pool #G01842                              4.500%       06/01/35        176,076         4.8%
     192,473      FHLMC GOLD Pool #N30514                              5.500%       11/01/28        193,467         5.5%
      83,122      FHLMC GOLD Pool #C01646                              6.000%       09/01/33         84,196         5.9%
     234,843      FHLMC Pool #1B1291                                   4.401%       11/01/33        233,222         4.4%
     703,146      FHLMC Pool #1G0233                                   5.018%       05/01/35        702,523         5.0%
     161,778      FHLMC Pool #781071                                   5.194%       11/01/33        161,371         5.2%
     126,567      FHLMC Pool #781804                                   5.079%       07/01/34        124,879         5.2%
      65,083      FHLMC Pool #781884                                   5.155%       08/01/34         64,417         5.2%
     152,933      FHLMC Pool #782862                                   5.009%       11/01/34        150,755         5.1%
     301,343      FHR 1983 Z                                           6.500%       12/15/23        313,789         6.2%
      40,639      FNMA Pool #479477                                    6.000%       01/01/29         41,272         5.9%
      39,391      FNMA Pool #489357                                    6.500%       03/01/29         40,631         6.3%
     183,496      FNMA Pool #545317                                    5.500%       11/01/16        184,616         5.5%
     225,800      FNMA Pool #747529                                    4.500%       10/01/33        212,856         4.8%
      58,924      FNMA Pool #545782                                    7.000%       07/01/32         61,867         6.7%
     348,724      FNMA Pool #730505                                    4.500%       08/01/33        328,733         4.8%
     582,202      FNMA Pool #745467                                    5.824%       04/01/36        587,593         5.8%
     147,893      FNMA Pool #253057                                    8.000%       12/01/29        156,894         7.5%
     242,488      FNMA Pool #545407                                    5.500%       01/01/32        240,580         5.5%
      49,938      FNMA Pool #597396                                    6.500%       09/01/31         51,454         6.3%
     806,010      FNMA Pool #781893                                    4.500%       11/01/31        762,837         4.8%
      84,590      FNMA Pool #809888                                    4.500%       03/01/35         79,562         4.8%
      67,816      FNMA Pool #254845                                    4.000%       07/01/13         65,943         4.1%
      67,257      FNMA Pool #254863                                    4.000%       08/01/13         65,386         4.1%
     182,888      FNMA Pool #254865                                    4.500%       08/01/18        177,600         4.6%
     491,193      FNMA Pool #254904                                    5.500%       09/01/33        487,322         5.5%
      73,603      FNMA Pool #725866                                    4.500%       09/01/34         69,285         4.8%
     194,774      FNMA Pool #738630                                    5.500%       11/01/33        193,239         5.5%
     299,628      FNMA Pool #753189                                    4.000%       12/01/33        274,020         4.4%
     318,848      FNMA Pool #755749                                    5.500%       01/01/29        317,392         5.5%
     274,757      FNMA Pool #807804                                    5.500%       03/01/35        272,250         5.6%
     619,853      FNMA Pool #809324                                    4.880%       02/01/35        619,054         4.9%
     239,693      FNMA Pool #709423                                    4.523%       06/01/33        237,227         4.6%
      35,685      FNMA WAM Pool #535332                                8.500%       04/01/30         38,434         7.9%
     101,337      GNMA Pool #410081                                    8.000%       08/15/25        107,533         7.5%
      34,925      GNMA Pool #436214                                    6.500%       02/15/13         35,830         6.3%
      98,512      GNMA Pool #460726                                    6.500%       12/15/27        101,483         6.3%
      16,966      GNMA Pool #488924                                    6.500%       11/15/28         17,478         6.3%
      37,467      GNMA Pool #427199                                    7.000%       12/15/27         39,223         6.7%
     296,576      GNMA Pool #374892                                    7.000%       02/15/24        310,158         6.7%
      19,351      GNMA Pool #510706                                    8.000%       11/15/29          20,560        7.5%
      59,196      GNMA Pool #376400                                    6.500%       02/15/24         60,854         6.3%
      85,564      GNMA Pool #379982                                    7.000%       02/15/24         89,482         6.7%
      99,139      GNMA Pool #581536                                    5.500%       06/15/33         98,757         5.5%
     258,398      GNMA Pool #393347                                    7.500%       02/15/27        270,095         7.2%
      78,213      GNMA Pool #458762                                    6.500%       01/15/28         80,571         6.3%
      65,532      GNMA-II Pool #002671                                 6.000%       11/20/28         66,583         5.9%
       9,718      GNMA-II Pool #002909                                 8.000%       04/20/30         10,276         7.6%
      26,293      GNMA-II Pool #002972                                 7.500%       09/20/30         27,357         7.2%


       9,736      GNMA-II Pool #002973                                 8.000%       09/20/30         10,296         7.6%
     212,919      GNMA-II Pool #002630                                 6.500%       08/20/28        219,009         6.3%
      27,743      GNMA Pool #442996                                    6.000%       06/15/13         28,273         5.9%
     106,843      GNMA Pool #448490                                    7.500%       03/15/27        111,680         7.2%
      36,785      GNMA Pool #463839                                    6.000%       05/15/13         37,487         5.9%
      97,196      GNMA Pool #003095                                    6.500%       06/20/31         99,880         6.3%

U.S. TREASURIES
-----------------
$  1,412,885      TSY INFL IX N/B                                      2.000%       01/15/14    $ 1,399,529         2.0%
   1,185,000      U.S. Treasury Bond                                   6.125%       11/15/27      1,368,490         5.3%
   3,580,000      U.S. Treasury Note                                   3.375%       11/15/08      3,507,005         3.5%
     460,000      U.S. Treasury Note                                   5.000%       08/15/11        469,057         4.9%
     535,000      U.S. Treasury Bond                                   8.125%       08/15/19        698,844         6.2%
                                                                                                  ----------
Total Government Interests (identified cost, $20,499,125)                                       $20,522,395
                                                                                                  ----------


SHORT-TERM INVESTMENTS - 1.5%
-------------------------------
     460,000      U.S. Treasury Bill (identified cost, $459,030)       5.060%       04/12/07      $ 459,030         5.1%
                                                                                                  ----------
TOTAL INVESTMENTS (identified cost: $30,629,688) - 99.8%                                        $30,665,560
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                51,677
                                                                                                  ----------

TOTAL ASSETS - 100.0%                                                                           $30,717,237
                                                                                                ============



FHLMC,  FHR - Federal Home Loan  Mortgage  Corporation  FNMA - Federal  National
Mortgage  Association GNMA - Government National Mortgage Association TSY INFL -
Treasury Inflation Protected Security (TIPS)

The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 30,708,783
                                                -----------
     Gross unrealized appreciation             $   234,437
     Gross unrealized depreciation             $  (277,660)
                                                -----------
     NET UNREALIZED DEPRECIATION               $   (43,223)
                                               ============

WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (unaudited)


Face                                                                  Coupon        Maturity         Market        Current
Amount            Description                                          Rate           Date            Value         Yield
---------------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - 4.2%

$    291,717      Bear Stearns Adjustable Rate Mortgage
                   Series 2003-4, Class 3A1                            4.961%      7/25/2033      $ 287,744         5.0%
     813,711      Chase Mortgage Finance Corp.
                   Series 2003-S3, Class A16                           5.000%     11/25/2033        789,548         5.2%
     575,786      Countrywide Home Loans, Series 2006-J1 Class 3A1     6.000%      2/25/2036        577,771         6.0%


MORTGAGE-BACKED SECURITIES - 96.4%

$    244,144      FHLMC GOLD POOL #M90796                              4.000%       2/1/2008      $ 241,554         4.0%
     254,683      FHLMC GOLD POOL #M90802                              4.000%       3/1/2008        251,850         4.0%
      23,409      FHLMC GOLD POOL #M90724                              5.500%       5/1/2007         23,397         5.5%
     220,248      FHLMC GOLD POOL #M90767                              4.500%      11/1/2007        218,964         4.5%
     726,825      FHLMC GOLD POOL #M90937                              5.000%       8/1/2009        723,500         5.0%
     732,888      FHLMC GOLD POOL #M90941                              4.500%       8/1/2009        726,634         4.5%
     133,977      FHLMC GOLD POOL #G00812                              6.500%       4/1/2026        137,499         6.3%
     138,598      FHLMC GOLD POOL #D81642                              7.500%       8/1/2027        145,366         7.2%
     214,370      FHLMC POOL #D82572                                   7.000%       9/1/2027        223,045         6.7%
     155,819      FHLMC GOLD POOL #E81704                              8.500%       5/1/2015        166,081         8.0%
     166,778      FHLMC GOLD POOL #E90181                              6.500%       6/1/2017        170,880         6.3%
     232,949      FHLMC POOL #1B1291                                   4.401%      11/1/2033        231,341         4.4%
     374,333      FHLMC GOLD POOL #G01842                              4.500%       6/1/2035        352,152         4.8%
     591,757      FHLMC POOL #1G0233                                   5.018%       5/1/2035        591,232         5.0%
     455,283      FHLMC Series 15                                      7.000%      7/25/2023        469,466         6.8%
     158,172      FHLMC GOLD POOL #C00778                              7.000%       6/1/2029        164,649         6.7%
      52,611      FGLMC PL #C00548                                     7.000%       8/1/2027         54,740         6.7%
     142,264      FHLMC GOLD POOL #E00678                              6.500%       6/1/2014        145,832         6.3%
     145,996      FHLMC GOLD POOL #E00721                              6.500%       7/1/2014        149,666         6.3%
     227,370      FHLMC GOLD POOL #C47318                              7.000%       9/1/2029        239,192         6.7%
     200,000      FHLMC 2176 OJ                                        7.000%      8/15/2029        206,177         6.8%
     164,034      FHLMC 2201 C                                         8.000%     11/15/2029        170,695         7.7%
     125,965      FHLMC POOL #765183                                   5.818%       8/1/2024        127,813         5.7%
     552,108      FNMA SER G93-5 Z                                     6.500%      2/25/2023        566,028         6.3%
      72,508      FNMA POOL #254227                                    5.000%       2/1/2009         72,543         5.0%
      24,425      FNMA POOL #254505                                    5.000%      11/1/2009         24,438         5.0%
   1,103,124      FNMA POOL #255669                                    4.500%       2/1/2035      1,037,542         4.8%
     357,699      FNMA POOL #313953                                    7.000%      12/1/2017        373,037         6.7%
     112,985      FNMA POOL #535131                                    6.000%       3/1/2029        114,743         5.9%
     170,104      FNMA WAM 29.11 POOL #535817                          7.000%       4/1/2031        177,751         6.7%
     144,907      FNMA POOL #545133                                    6.500%      12/1/2028        148,755         6.3%
     106,562      FNMA POOL #663689                                    5.000%       1/1/2018        105,405         5.1%
     539,403      FNMA POOL #673315                                    5.500%      11/1/2032        535,220         5.5%
     318,432      FHLMC 2457 PE                                        6.500%      6/15/2032        325,134         6.4%
     463,981      FNMA POOL #701043                                    4.010%       4/1/2033        462,681         4.0%
      64,313      FNMA POOL #733750                                    6.310%      10/1/2032         65,850         6.2%
     436,652      FNMA POOL #745467                                    5.824%       4/1/2036        440,695         5.8%
     338,835      FNMA POOL #745630                                    5.500%       1/1/2029        337,189         5.5%
     957,030      FNMA POOL #765218                                    4.000%       1/1/2034        875,235         4.4%
     518,265      FHLMC GOLD POOL #801357                              5.500%       8/1/2034        514,247         5.5%
     884,246      FNMA POOL #809324                                    4.900%       2/1/2035        883,106         4.9%
     550,852      FNMA POOL #816108                                    5.500%       5/1/2035        545,825         5.6%
     330,931      FNMA POOL #825395                                    4.849%       7/1/2035        330,312         4.9%
     586,532      FNMA POOL #871394                                    7.000%       4/1/2021        603,872         6.8%
     898,812      FNMA POOL #892522                                    6.187%       8/1/2036        913,096         6.1%
     338,282      GNMA POOL #595606                                    6.000%     11/15/2032        343,652         5.9%
     132,483      GNMA II POOL #601255                                 6.310%      1/20/2033        135,081         6.2%
     115,149      GNMA II POOL #601135                                 6.310%      9/20/2032        117,493         6.2%
      49,356      GNMA POOL #602377                                    4.500%      6/15/2018         48,124         4.6%
     629,904      GNMA POOL #603250                                    5.500%      4/15/2034        627,297         5.5%
      51,075      GNMA POOL #603377                                    4.500%      1/15/2018         49,800         4.6%
      37,378      GNMA II POOL #723                                    7.500%      1/20/2023         38,865         7.2%
       3,411      GNMA II POOL #1596                                   9.000%      4/20/2021          3,672         8.4%
      57,253      GNMA II POOL #2268                                   7.500%      8/20/2026         59,618         7.2%
     161,489      GNMA II POOL #2442                                   6.500%      6/20/2027        166,107         6.3%
     110,991      GNMA II POOL #3484                                   3.500%      9/20/2033         95,269         4.1%
     217,601      GNMA II POOL #3554                                   4.500%      5/20/2034        205,302         4.8%
   1,879,573      GNMA II POOL #3556                                   5.500%      5/20/2034      1,868,860         5.5%
     324,189      GNMA II POOL #3567                                   4.500%      6/20/2034        305,866         4.8%
       6,052      GNMA-II POOL #2855                                   8.500%     12/20/2029          6,486         7.9%
     584,518      GNMA II POOL #3053                                   6.500%      3/20/2031        600,660         6.3%
     536,023      GNMA-II POOL# 3259                                   5.500%      7/20/2032        533,223         5.5%
     335,089      GNMA II POOL #3284                                   5.500%      9/20/2032        333,338         5.5%
     138,889      GNMA II POOL #3401                                   4.500%      6/20/2033        131,112         4.8%
     277,173      GNMA II POOL #3388                                   4.500%      5/20/2033        261,652         4.8%
   2,029,965      GNMA II POOL #3734                                   4.500%      7/20/2035      1,913,855         4.8%
   1,544,989      GNMA II POOL #3747                                   5.000%      8/20/2035      1,498,851         5.2%
     314,966      GNMA II POOL #3920                                   6.000%     11/20/2036        318,782         5.9%
     112,387      GNMA II POOL #608120                                 6.310%      1/20/2033        114,591         6.2%
     947,361      GNMA POOL #608639                                    5.500%      7/15/2024        946,236         5.5%
     182,134      GNMA POOL #609452                                    4.000%      8/15/2033        165,975         4.4%
     188,814      GNMA POOL #346987                                    7.000%     12/15/2023        197,448         6.7%
      99,813      GNMA POOL #352001                                    6.500%     12/15/2023        102,619         6.3%
      37,675      GNMA POOL #352110                                    7.000%      8/15/2023         39,397         6.7%
      51,981      GNMA POOL #368238                                    7.000%     12/15/2023         54,358         6.7%
      50,610      GNMA POOL #372379                                    8.000%     10/15/2026         53,735         7.5%
      61,336      GNMA POOL #396537                                    7.490%      3/15/2025         64,096         7.2%
      45,723      GNMA POOL #399726                                    7.490%      5/15/2025         47,781         7.2%
     177,877      GNMA POOL #399788                                    7.490%      9/15/2025        185,883         7.2%
      30,745      GNMA POOL #399958                                    7.490%      2/15/2027         32,129         7.2%
      68,363      GNMA POOL #399964                                    7.490%      4/15/2026         71,442         7.2%
      81,368      GNMA POOL #410215                                    7.500%     12/15/2025         85,051         7.2%
      13,059      GNMA POOL #414736                                    7.500%     11/15/2025         13,650         7.2%
      50,980      GNMA POOL #420707                                    7.000%      2/15/2026         53,367         6.7%
      30,548      GNMA POOL #421829                                    7.500%      4/15/2026         31,933         7.2%
      18,624      GNMA POOL #431036                                    8.000%      7/15/2026         19,774         7.5%
      51,316      GNMA POOL #431612                                    8.000%     11/15/2026         54,484         7.5%


      63,149      GNMA POOL #438004                                    7.490%     11/15/2026         65,993         7.2%
      14,957      GNMA POOL #442190                                    8.000%     12/15/2026         15,880         7.5%
      22,875      GNMA POOL #449176                                    6.500%      7/15/2028         23,565         6.3%
      48,628      GNMA POOL #462623                                    6.500%      3/15/2028         50,093         6.3%
     363,318      GNMA POOL #471369                                    5.500%      5/15/2033        361,917         5.5%
     102,120      GNMA POOL #475149                                    6.500%      5/15/2013        104,765         6.3%
     143,899      GNMA POOL #489377                                    6.375%      3/15/2029        147,597         6.2%
     136,975      GNMA POOL #524811                                    6.375%      9/15/2029        140,495         6.2%
      43,886      GNMA POOL #538314                                    7.000%      2/15/2032         45,916         6.7%
       2,129      GNMA POOL #176992                                    8.000%     11/15/2016          2,243         7.6%
       2,526      GNMA POOL #177784                                    8.000%     10/15/2016          2,662         7.6%
       7,382      GNMA POOL #211231                                    8.500%      5/15/2017          7,911         7.9%
       2,581      GNMA POOL #212601                                    8.500%      6/15/2017          2,765         7.9%
      11,982      GNMA POOL #192357                                    8.000%      4/15/2017         12,655         7.6%
      17,646      GNMA POOL #194057                                    8.500%      4/15/2017         18,909         7.9%
       5,029      GNMA POOL #194287                                    9.500%      3/15/2017          5,477         8.7%
       1,439      GNMA POOL #196063                                    8.500%      3/15/2017          1,542         7.9%
       3,204      GNMA POOL #220917                                    8.500%      4/15/2017          3,434         7.9%
       8,081      GNMA POOL #223348                                   10.000%      8/15/2018          9,022         9.0%
      12,520      GNMA POOL #228308                                   10.000%      1/15/2019         13,983         9.0%
       2,894      GNMA POOL #230223                                    9.500%      4/15/2018          3,161         8.7%
       1,472      GNMA POOL #265267                                    9.500%      8/15/2020          1,615         8.7%
       1,863      GNMA POOL #266983                                   10.000%      2/15/2019          2,081         9.0%
         580      GNMA POOL #247473                                   10.000%      9/15/2018            601         9.6%
       3,560      GNMA POOL #247872                                   10.000%      9/15/2018          3,974         9.0%
       4,017      GNMA POOL #251241                                    9.500%      6/15/2018          4,387         8.7%
       5,536      GNMA POOL #260999                                    9.500%      9/15/2018          6,046         8.7%
       5,749      GNMA POOL #263439                                   10.000%      2/15/2019          6,421         9.0%
       4,768      GNMA POOL #301366                                    8.500%      6/15/2021          5,140         7.9%
       3,013      GNMA POOL #276690                                    9.500%      8/15/2019          3,298         8.7%
         840      GNMA POOL #286556                                    9.000%      3/15/2020            906         8.3%
       5,780      GNMA POOL #302933                                    8.500%      6/15/2021          6,232         7.9%
      11,321      GNMA POOL #308792                                    9.000%      7/15/2021         12,230         8.3%
       3,520      GNMA POOL #314222                                    8.500%      4/15/2022          3,800         7.9%
       3,694      GNMA POOL #315187                                    8.000%      6/15/2022          3,924         7.5%
      13,292      GNMA POOL #315754                                    8.000%      1/15/2022         14,117         7.5%
      28,228      GNMA POOL #319441                                    8.500%      4/15/2022         30,474         7.9%
       9,477      GNMA POOL #325165                                    8.000%      6/15/2022         10,065         7.5%
      15,033      GNMA POOL #335950                                    8.000%     10/15/2022         15,966         7.5%
      73,209      GNMA POOL #780429                                    7.500%      9/15/2026         76,525         7.2%
     239,865      GNMA POOL #780977                                    7.500%     12/15/2028        250,730         7.2%
     588,292      GNMA POOL #781120                                    7.000%     12/15/2029        615,623         6.7%
      91,760      GNMA POOL #81161                                     5.500%     11/20/2034         91,794         5.5%
     441,843      GNMA POOL #616829                                    5.500%      1/15/2025        445,715         5.5%
     485,011      GNMA POOL #624600                                    6.150%      1/15/2034        492,248         6.1%
     692,307      GNMA POOL #631623                                    5.500%      8/15/2034        689,441         5.5%
     722,587      GNMA POOL #640225                                    5.500%      4/15/2035        719,283         5.5%


     152,619      GNMA POOL #640940                                    5.500%      5/15/2035        151,921         5.5%
     604,026      GNMA II POOL #648541                                 6.000%     10/20/2035        610,637         5.9%
   1,051,829      GNMA POOL #651026                                    5.500%     12/15/2025      1,050,450         5.5%
     174,258      GNMA POOL #658267                                    6.500%      2/15/2022        178,566         6.3%
     530,764      GNMA Series 2001-4                                   6.500%      3/20/2031        550,595         6.3%
     400,000      GNMA Series 2002-40                                  6.500%      6/20/2032        414,995         6.3%
     295,967      GNMA Series 2002-7                                   6.500%      1/20/2032        304,637         6.3%
     750,000      GNMA Series 2002-47                                  6.500%      7/16/2032        778,141         6.3%
     356,642      GNMA Series 2002-40                                  6.500%      6/20/2032        369,671         6.3%
   1,574,243      GNMA Series 1999-4                                   6.000%      2/20/2029      1,601,503         5.9%
     472,128      GNMA Series 1998-1                                   7.000%      9/15/2027        487,665         6.8%
                                                                                                  ----------
 TOTAL INVESTMENTS (identified cost, $39,576,317) - 100.6%                                      $40,087,808

 OTHER ASSETS, LESS LIABILITIES - (0.6%)                                                           (230,717)
                                                                                                  ----------
 NET ASSETS - 100.0%                                                                            $39,857,091



FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $39,613,719
                                                -----------
     Gross unrealized appreciation             $   833,033
     Gross unrealized depreciation             $  (358,944)
                                                -----------
     NET UNREALIZED APPRECIATION               $   474,089
                                               ============





ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Total Return Bond Fund and
-------------------------------------------------------------------------------
 Wright Current Income Fund.
-------------------------------


By:      /s/ Peter M. Donovan
         --------------------
         Peter M. Donovan
         President

Date:    May 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         -----------------------
         Barbara E. Campbell
         Treasurer

Date:    May 23, 2007


By:      /s/ Peter M. Donovan
         --------------------
         Peter M. Donovan
         President

Date:    May 17, 2007